Leases - Schedule of Right-Of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]
Disclosure of finance lease and operating lease by lessee [line items]
Balance	$ 58,908	$ 87,598	$ 0
Additions to right-of-use assets	653
Depreciation charge for the year	(29,265)
Derecognition of right-of-use assets	(78)
Bare boats
Disclosure of finance lease and operating lease by lessee [line items]
Balance	55,411	83,698
Additions to right-of-use assets	0
Depreciation charge for the year	(28,287)
Derecognition of right-of-use assets	0
Office rental
Disclosure of finance lease and operating lease by lessee [line items]
Balance	2,733	3,711
Additions to right-of-use assets	0
Depreciation charge for the year	(900)
Derecognition of right-of-use assets	(78)
Company cars
Disclosure of finance lease and operating lease by lessee [line items]
Balance	764	$ 189
Additions to right-of-use assets	653
Depreciation charge for the year	(78)
Derecognition of right-of-use assets	$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.